Loss of Control of Canmart Ltd	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loss of Control of Canmart Ltd [Abstract]
Loss of Control of Canmart Ltd.
5.	Loss of Control of Canmart Ltd.

During the first quarter of 2025, the Company evaluated the current state of Canmart and has determined to discontinue and cease it UK operation. The Company came to this decision after receiving notification from Canmart’s directors that they intend to resign and thought out the difficulty in finding qualified replacements, among other things. The Company then filed for creditor’s voluntary liquidation and had the winding up commenced on May 30, 2025.

As at December 31, 2025, the Company no longer controlled Canmart and derecognized all assets and liabilities at their book values on May 30, 2025 and wrote down all balances to $nil. During the year ended December 31, 2025, the Company recorded a gain on loss of control of Canmart of $533,617. The Company accounted for the operating results of Canmart as a discontinued operation during the year ended December 31, 2025 and has reclassified the operating results of Canmart as a discontinued operation for the year ended December 31, 2024. Set out below is the financial performance and cash flow information for the year ended December 31, 2025 related to the discontinued operation:

Year ended December 31,	2025
Net Revenue	$–
Operating expenses	(31,794)
Other income	5,781
(26,013)
Gain on loss of control of subsidiary	533,617
Gain on discontinued operations	$507,604

Exchange differences on translation of discontinued operations	$(794,635)
Other comprehensive income from discontinued operations	$(794,635)

Cash flows provided by (used in) operating activities	$(21,509)
Cash flows provided by (used in) investing activities	174
Cash flows provided by (used in) financing activities	–
Effects of exchange rate changes on cash and cash equivalents	705
Net change in cash used in by the subsidiary	$(20,630)

Carrying amount of net liabilities immediately prior to loss of control of subsidiary	$(12,825)
Reclassification of foreign currency translation reserve	(520,792)
Gain on loss of control of subsidiary	$(533,617)

As at May 30, 2025, the carrying amounts of assets and liabilities of Canmart were as follows:

Cash	$174
Accounts receivable (note 6)	78,737
Prepayments	62,461
Loan receivables (note 11)	592,713
Property, plant and equipment (note 8)	3,067
Intangible assets (note 10)	17,009
Total assets	$754,161

Trade and other payables	$766,986
Total liabilities	$766,986

Net liabilities	$(12,825)

6.	Loss of Control of Canmart Ltd.

During the first quarter of 2025, the Company evaluated the current state of Canmart and has determined to discontinue and cease it UK operation. The Company came to this decision after receiving notification from Canmart’s directors that they intend to resign and thought out the difficulty in finding qualified replacements, among other things. The Company then filed for creditor’s voluntary liquidation and had the winding up commenced on May 30, 2025.

As at December 31, 2025, the Company no longer controlled Canmart and derecognized all assets and liabilities at their book values on May 30, 2025 and wrote down all balances to $nil. During the year ended December 31, 2025, the Company recorded a gain on loss of control of Canmart of $533,617. The Company accounted for the operating results of Canmart as a discontinued operation during the year ended December 31, 2025 and has reclassified the operating results of Canmart as a discontinued operation for the year ended December 31, 2024. Set out below is the financial performance and cash flow information for the years ended December 31, 2025 and 2024 related to the discontinued operation:

Years ended December 31,	2025	2024
Net Revenue	$—	$208,382
Operating expenses	(31,794)	(560,681)
Other income (expenses)	5,781	395,713
	(26,013)	43,414
Gain on loss of control of subsidiary	533,617	—
Gain on discontinued operations	$507,604	$43,414

Exchange differences on translation of discontinued operations	$(794,635)	$1,099,986
Other comprehensive income from discontinued operations	$(794,635)	$1,099,986

Cash flows provided by (used in) operating activities	$(21,509)	$49,803
Cash flows provided by (used in) investing activities	174	(3,189)
Cash flows provided by (used in) financing activities	—	(50,472)
Effects of exchange rate changes on cash and cash equivalents	705	(956)
Net change in cash provided by (used in) by the subsidiary	$(20,630)	$(4,814)

Carrying amount of net liabilities immediately prior to loss of control of subsidiary	$(12,825)
Reclassification of foreign currency translation reserve	(520,792)
Gain on loss of control of subsidiary	$(533,617)

As at May 30, 2025, the carrying amounts of assets and liabilities of Canmart were as follows:

Cash	$174
Accounts receivable (note 7)	78,737
Prepayments	62,461
Loan receivables (note 13)	592,713
Property, plant and equipment, net (note 10)	3,067
Intangible licenses (note 12)	17,009
Total assets	$754,161

Trade and other payables	$766,986
Total liabilities	$766,986

Net liabilities	$(12,825)